Securities Sold Under Agreements To Repurchase And Collateral Pledged By Company (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Securities Sold under Agreements to Repurchase [Abstract]
Gross amounts of recognized liabilities	$ 656,602	$ 453,053
Gross amounts offset in the Statements of Condition	0	0
Net amounts of liabilities presented in the Statements of Condition	656,602	453,053
Offsetting securities purchased under agreements to resell	(259)	(1,628)
Securities/ government guaranteed loans collateral	(656,216)	(451,414)
Net amount	$ 127	$ 11